DEFERRED GOVERNMENT GRANTS - Additional information (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2022 CNY (¥) item	Sep. 30, 2022 USD ($) item	Sep. 30, 2021 CNY (¥)	Mar. 31, 2022 CNY (¥) item	Mar. 31, 2022 USD ($) item	Mar. 31, 2021 CNY (¥)
DEFERRED GOVERNMENT GRANTS
Amount amortized from deferred government grant into government grant recognized in income	¥ 600,000
Government grants for property, plant and equipment
DEFERRED GOVERNMENT GRANTS
Number of deferred government grants	7	7		7	7
Amount amortized from deferred government grant into government grant recognized in income	¥ 727,839	$ 102,515	¥ 1,400,000	¥ 1,368,650	$ 215,597	¥ 1,249,102
Amount that will be amortized in fiscal 2023	2,700,000			1,500,000
Amount that will be amortized after fiscal 2023	¥ 19,800,000			¥ 20,600,000
Government grants for research and development
DEFERRED GOVERNMENT GRANTS
Number of deferred government grants | item	2	2		2	2
Amount amortized from deferred government grant into government grant recognized in income	¥ 8,498,712	$ 1,197,036	¥ 800,000	¥ 840,023	$ 132,325	¥ 840,023
Amount that will be amortized in fiscal 2023	800,000			800,000
Amount that will be amortized after fiscal 2023	1,000,000.0			1,400,000
Amount that is expected to be fulfilled after 2022	¥ 1,000,000.0			¥ 8,100,000